Note 11 - Borrowings (Details Textual)	1 Months Ended	12 Months Ended		13 Months Ended
	Jan. 31, 2022 AUD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Jan. 31, 2022 AUD ($)
Loan Under Canadian Federal Government’s COVID-19 Economic Response Plan [Member]
Unsecured Long-term Debt, Noncurrent		$ 60,000
Proceeds from Issuance of Unsecured Debt		20,000	$ 40,000
Long-term Debt, Amount Must be Repaid for Forgiveness		$ 40,000
Short-term Loan Facility [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount	$ 1,002,404			$ 1,002,404
Debt Instrument, Number of Installments	9			9
Debt Instrument, Interest Rate, Effective Percentage	1.49%			1.49%
Long-term Loan Facility [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount	$ 65,000			$ 65,000
Debt Instrument, Number of Installments	87
Debt Instrument, Interest Rate, Effective Percentage	6.85%			6.85%